Consolidated Statements of Changes in Shareholders' Equity - USD ($) $ in Millions	Total		Share Capital	Retained Earnings	Accumulated Other Comprehensive Loss
Balance, beginning of year (in shares) at Dec. 31, 2022			83,555,414
Balance, beginning of year at Dec. 31, 2022	$ 7,619		$ 2,667	$ 5,283	$ (332)
Profit (loss)	(167)			(167)
Translation loss on foreign operations	34				34
Actuarial loss on retirement benefits, net of tax	(35)			(35)
Issuance of common shares			383
Repurchase of common shares for cancellation (in share)			(1,834,801)
Repurchase of Common shares for cancellation	(129)		$ (60)	(69)
Dividends declared	(100)			(100)
Balance, end of year (in shares) at Dec. 31, 2023			81,720,996
Balance, end of year at Dec. 31, 2023	7,223		$ 2,607	4,913	(297)
Profit (loss)	(5)			(5)
Translation loss on foreign operations	(24)				(24)
Actuarial loss on retirement benefits, net of tax	8			8
Issuance of common shares			12,550
Repurchase of Common shares for cancellation	1		$ 1
Repurchase of common shares for cancellation (in share)			(1,745,280)
Repurchase of Common shares for cancellation	(147)		$ (59)	(88)
Dividends declared	(102)	[1]		(102)
Balance, end of year (in shares) at Dec. 31, 2024			79,988,266
Balance, end of year at Dec. 31, 2024	$ 6,954		$ 2,549	$ 4,726	$ (321)

[1]	Cash dividends declared during the year ended December 31, 2023 were $1.20 per share. Cash dividends declared during the year ended December 31, 2024 were $1.26 per share.